Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 01, 2013
Supplement [Text Block]	cfst1_SupplementTextBlock

Supplement dated October 29, 2013

to the Prospectus of the following fund:

Fund	Prospectus Dated

Columbia Funds Series Trust I

Active Portfolios® Multi-Manager Alternative Strategies Fund              1/1/2013, as supplemented

(the "Fund")

Effective on or about November 25, 2013, all references to Eaton Vance Management (Eaton Vance) as investment subadviser to the Fund, including references to the Eaton Vance Sleeve - Global Macro Advantage Strategy, are hereby removed.

Active Portfolios Multi-Manager Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1_SupplementTextBlock

Supplement dated October 29, 2013

to the Prospectus of the following fund:

Fund	Prospectus Dated

Columbia Funds Series Trust I

Active Portfolios® Multi-Manager Alternative Strategies Fund              1/1/2013, as supplemented

(the "Fund")

Effective on or about November 25, 2013, all references to Eaton Vance Management (Eaton Vance) as investment subadviser to the Fund, including references to the Eaton Vance Sleeve - Global Macro Advantage Strategy, are hereby removed.